Other Long-term investments - Summary of Movement of Other Long-term Investments and Prepayments for Long-term Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Other long-term investments
Balance at the beginning of year	$ 12,114	$ 11,575
Investments made/transferred from prepayments	3,500	4,502
Transfer to short-term	(1,510)
Impairment	(10,805)	(4,038)
Exchange differences	(329)	75
Balance at the end of year	$ 2,970	$ 12,114